Investment Strategy - WisdomTree Efficient Copper Plus Copper Miners Fund	Oct. 27, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund is actively managed. The Fund seeks to achieve its investment objective by investing, either directly or through a wholly-owned subsidiary, in a portfolio comprised of (i) copper futures contracts listed on the Chicago Mercantile Exchange or London Metal Exchange that are designed to reflect changes in the price of copper and (ii) a basket of global equity securities issued by companies that derive at least 50% of their revenue from the copper mining business (“Copper Miners”). The Fund uses listed copper futures contracts to enhance the capital efficiency of the Fund. Capital efficiency is the ability for an investment to gain exposure to a particular market while using fewer assets. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus the amount of any borrowings for investment purposes, in listed copper futures contracts and equity securities issued by Copper Miners, as well as other investments that, combined, have economic characteristics similar or equivalent to those of copper and equity securities issued by Copper Miners. Exposure to copper will be obtained through exchange-listed copper futures contracts that are designed to reflect changes in the price of copper.

The Fund will invest in a representative basket of global equity securities issued by Copper Miners generally weighted by market capitalization. To be eligible for inclusion in the Fund, Copper Miners, which include companies in developed and emerging market countries throughout the world, must be listed on an eligible global stock exchange. An “eligible global stock exchange” is a recognized securities exchange, located in a developed or emerging market country, that is regulated by a governmental or self-regulatory authority, has publicly available listing, trading, and settlement rules, and provides sufficient liquidity and market access for the Fund to buy and sell securities in an orderly manner.

A company’s engagement in the copper mining business is assessed via applicable language in its company description, regulatory filings (e.g., Annual Report or 10-K), earnings call transcripts, patent submissions, news and press releases, as well as via exposure to relevant industry classifications. In determining whether a company is involved in the copper mining business and the extent of such involvement, WisdomTree Asset Management, Inc. (“WisdomTree Asset Management” or the “Adviser”) expects to rely on publicly available information and analyses of such information performed by third-party data providers.

Under normal circumstances, the Fund will have approximately equal exposure to listed copper futures contracts and global equity securities issued by Copper Miners. The Fund generally invests approximately 90% of its net assets in global equity securities issued by Copper Miners, while the Fund typically invests in listed copper futures contracts representing a notional exposure (i.e., the total underlying amount of exposure created by a derivatives trade) of approximately 90% of the Fund’s net assets.

The Fund’s portfolio will be rebalanced quarterly to the target allocation exposures. As a result, between quarterly rebalances, the Fund’s allocations to listed copper futures contracts and global equity securities issued by Copper Miners may vary from the targeted exposures, and the Fund’s basket of global equity securities issued by Copper Miners may vary from the targeted market-capitalization weighting. To the extent the Fund’s exposure deviates from the targeted exposure by greater than 10%, it is anticipated that the Fund will be rebalanced intra-quarter to more closely align its portfolio with the target exposure. Between rebalances, the Fund’s portfolio may temporarily include securities of companies that no longer meet the Fund’s investment criteria.

The Fund invests in U.S. Treasury securities and cash and cash equivalents to serve as collateral or margin for its listed copper futures contracts. The Fund will not invest directly in physical commodities.

The Fund seeks to gain exposure to the commodity market for copper, in whole or in part, through investments in a subsidiary organized in the Cayman Islands (the “WisdomTree Subsidiary”). The WisdomTree Subsidiary is wholly owned and controlled by the Fund. The Fund’s investment in the WisdomTree Subsidiary may not exceed 25% of the Fund’s total assets at each quarter-end of the Fund’s fiscal year. The Fund’s investment in the WisdomTree Subsidiary is intended to provide the Fund with exposure to the investment returns of copper while enabling the Fund to satisfy source-of-income requirements that apply to regulated investment companies (“RICs”) under the Internal Revenue Code of 1986, as amended (the “Code”). Except as noted, references to the investment strategies and risks of the Fund include the investment strategies and risks of the WisdomTree Subsidiary.

The Adviser currently uses a widely recognized industry classification methodology to identify the extent of the Fund’s exposure to a sector or industry. A sector typically is composed of multiple industries. While the Fund’s sector exposure may vary from time to time, the Fund is expected to have significant exposure (e.g., approximately 15% or more of the Fund’s holdings) to the Materials Sector.

The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in companies in the Metals and Mining Industry, including the Copper Mining Sub-Industry.

Although the Fund’s geographic exposure may change from time to time, the equity securities of companies that conduct their primary business activities (“Primary Business Activities”) in Australia, Canada, and the United States are expected to comprise a significant portion of the Fund’s holdings (e.g., approximately 15% or more). The country in which a company conducts its Primary Business Activities is determined based on one or more of the following factors: country of organization or incorporation, country in which a company’s headquarters is located, the country to which a company has the greatest risk exposure, and the country from which a company generates the most significant portion of its revenue or to which it allocates the greatest resources.